Intangible Assets and Liabilities (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Remaining favorable lease terms	7 days
Net book value	$ 133	$ 3,233